Annual Total Returns[BarChart] - AST HIGH YIELD PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.17%	13.88%	7.18%	2.56%	(3.56%)	15.39%	7.47%	(1.99%)	15.30%	2.64%